Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of stock options valuation assumptions
The assumptions used to estimate the fair values of the share options granted are as follows:

	For the years ended December 31,
	2022	2023	2024
Risk-free interest rate	1.52%-3.94%	3.48%-4.61%	3.70%-4.57%
Dividend yield	0%	0%	0%
Expected volatility range	48.20%-56.00%	47.9%-50.69%	47.83%-52.04%
Exercise multiple	2.8	N/A	N/A
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$0.013-9.29	US$0.93-3.11	US$0.28-0.76

Summary of share options activity
The following table summarizes the share option activities for the year ended December 31, 2024:

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2024	21,005,541	1.7560	7.84	5.61	10,441

Granted	1,395,408	0.0002	0.74
Exercised	(5,173,523)	0.0002	24.30
Forfeited	(2,287,481)	1.5826	1.59

Outstanding, December 31, 2024	14,939,945	2.2266	2.43	7.72	4,238

Vested and expected to vest at December 31, 2024	14,939,945	2.2266	2.43	7.72	4,238

Exercisable at December 31, 2024	1,251,990	2.9451	16.82	5.05	901

Summary of restricted shares activities	The following table summarizes the restricted shares unit activities for the year ended December 31, 2024:

	Number of shares	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per unit	Years	US$
Outstanding, December 31, 2023	31,330	2.43	8.72	33

Vested	(31,330)	2.43

Outstanding, December 31, 2024	—	—	—	—

Vested and expected to vest at December 31, 2024	25,267	2.34	7.47	19

Summary of share-based compensation expenses
Total share-based compensation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	1,783	2,313	1,869	256
Research and development expenses	52,873	53,474	30,677	4,203
Selling and marketing expenses	8,525	9,658	5,010	686
General and administrative expenses	263,603	195,274	118,066	16,175

	326,784	260,719	155,622	21,320